PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed statements of cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Net cash (used in) generated from operating activities	¥ (216,694)	$ (31,419)	¥ (359,313)	¥ (229,766)
Net cash (used in) generated from investing activities	(118,792)	(17,223)	(565,981)	(533,885)
Net cash (used in) generated from financing activities	383,088	55,542	642,449	1,138,302
Exchange rate effect on cash	(47,170)	(6,837)	(4,639)	(2,563)
Net (decrease) increase in cash	432	63	(287,484)	372,088
Cash at beginning of the year	157,386
Cash at end of the year	158,283	22,949	157,386
Parent Company
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Net cash (used in) generated from operating activities	(2,047)	(297)	(9,301)	9,041
Net cash (used in) generated from investing activities	(29,335)	(4,253)	(88,546)	(7,468)
Net cash (used in) generated from financing activities	16,591	2,405	110,876
Exchange rate effect on cash	1,243	181	(50)	(34)
Net (decrease) increase in cash	(13,548)	(1,964)	12,979	1,539
Cash at beginning of the year	15,058	2,183	2,079	540
Cash at end of the year	¥ 1,510	$ 219	¥ 15,058	¥ 2,079